Employee benefits (Details 2) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Long Term Rate Of Compensation Increase [Abstract]
Long term rate of compensation increase	₨ 136,447	₨ 125,939
Increase [Member]
Long Term Rate Of Compensation Increase [Abstract]
Long term rate of compensation increase	177,098	156,413
Decrease [Member]
Long Term Rate Of Compensation Increase [Abstract]
Long term rate of compensation increase	₨ (40,651)	₨ (30,474)